CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Sales, net of business tax, value-added tax and related surcharges
Sales revenues, net	$ 41,564	$ 32,579	$ 30,121
Others	6,033	4,658	5,133
Cost of sales
Cost of services	(16,840)	(13,283)	(12,834)
Cost of tangible goods sold	(2,794)	(2,070)	(1,577)
Total cost of sales	(19,634)	(15,353)	(14,411)
Gross profit	21,930	17,226	15,710
Operating expenses
Selling expenses	(9,771)	(7,176)	(6,722)
General and administrative expenses	(12,221)	(10,535)	(7,432)
Impairment of purchased call options	(1,115)	(162)
Total operating expenses	(23,107)	(17,873)	(14,154)
Other operating income	603	74	292
Operating income (loss)	(574)	(573)	1,848
Interest income	883	458	740
Exchange loss	(143)	(66)	(6)
Income (loss) before income taxes	166	(181)	2,582
Less: Income tax expense	(971)	(575)	(1,478)
Net income (loss) from continuing operations	(805)	(756)	1,104
Net loss of continuing operations attributable to noncontrolling interest	303	911	82
Net income (loss) from continuing operations attributable to China Distance Education Holdings Limited	(502)	155	1,186
Net income (loss) from discontinued operations attributable to China Distance Education Holdings Limited, net of tax	(3,300)	(2,053)	2
Net income (loss) attributable to China Distance Education Holdings Limited	(3,802)	(1,898)	1,188
Net (loss) income attributable to China Distance Education Holdings Limited shareholders
Basic from continuing operations			$ 0.01
Basic from discontinued operations (net of tax)	$ (0.03)	$ (0.01)
Basic	$ (0.03)	$ (0.01)	$ 0.01
Diluted from continuing operations			$ 0.01
Diluted from discontinued operations (net of tax)	$ (0.03)	$ (0.01)
Diluted	$ (0.03)	$ (0.01)	$ 0.01
Weighted average shares used in calculating net (loss) income per share
Basic	133,571,727	138,232,493	140,260,811
Diluted	133,571,727	138,232,493	140,475,941
Online Education Services
Sales, net of business tax, value-added tax and related surcharges
Sales revenues, net	30,788	23,982	22,279
Books and reference materials
Sales, net of business tax, value-added tax and related surcharges
Sales revenues, net	$ 4,743	$ 3,939	$ 2,709